Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
18.
SUBSEQUENT EVENTS

On August 19, 2026, the Company announced that it will change the ratio (the “ADS Ratio”) of its American depositary shares (“ADSs”) to its Class A ordinary shares from the ratio of one (1) ADS representing forty (40) Class A ordinary shares to one (1) ADS representing eight hundred (800) Class A ordinary shares (the “ADS Ratio Change”). For the Company’s ADS holders, the ADS Ratio Change will have the same effect as a one-for-twenty (20) reverse ADS split. The ADS Ratio Change does not change the number of the Company’s issued and outstanding ordinary shares, the par value per share, or any amounts recognized in these unaudited condensed consolidated financial statements, and accordingly has no impact on the loss per ordinary share for any period presented. The numbers of ADSs and the per-ADS amounts disclosed in the share-based compensation note (the 2023 Share Incentive Plan II and the 2026 Share Incentive Plan) have been retroactively adjusted to reflect the ADS Ratio Change for all periods presented.